Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 92.7%(1)
Security	Shares	Value
________________________________________________________________________________________________________
Aerospace & Defense — 3.2%
________________________________________________________________________________________________________
Boeing Co. (The)	59,295	$18,871,820
Hexcel Corp.	174,134	12,924,225
Huntington Ingalls Industries, Inc.	55,059	14,370,399
Textron, Inc.	278,161	12,775,935
________________________________________________________________________________________________________
		$58,942,379
________________________________________________________________________________________________________
Banks — 12.0%
________________________________________________________________________________________________________
Bank of America Corp.	1,587,861	$52,129,477
JPMorgan Chase & Co.	654,322	86,606,060
KeyCorp	684,092	12,799,361
PNC Financial Services Group, Inc. (The)	229,023	34,021,367
Sterling Bancorp	504,397	10,087,940
Wells Fargo & Co.	552,342	25,926,933
________________________________________________________________________________________________________
		$221,571,138
________________________________________________________________________________________________________
Beverages — 1.8%
________________________________________________________________________________________________________
Constellation Brands, Inc., Class A	62,638	$11,794,735
PepsiCo, Inc.	155,879	22,137,936
________________________________________________________________________________________________________
		$33,932,671
________________________________________________________________________________________________________
Biotechnology — 1.1%
________________________________________________________________________________________________________
Gilead Sciences, Inc.	335,121	$21,179,647
________________________________________________________________________________________________________
		$21,179,647
________________________________________________________________________________________________________
Building Products — 0.5%
________________________________________________________________________________________________________
A.O. Smith Corp.	234,859	$10,026,131
________________________________________________________________________________________________________
		$10,026,131
________________________________________________________________________________________________________
Capital Markets — 4.5%
________________________________________________________________________________________________________
Charles Schwab Corp. (The)	206,260	$9,395,143
Goldman Sachs Group, Inc. (The)	104,719	24,896,942
Northern Trust Corp.	178,750	17,483,537
Raymond James Financial, Inc.	183,850	16,809,406
S&P Global, Inc.	49,025	14,400,113
________________________________________________________________________________________________________
		$82,985,141
________________________________________________________________________________________________________
Chemicals — 0.0%(2)
________________________________________________________________________________________________________
DuPont de Nemours, Inc.	1	$26
________________________________________________________________________________________________________
		$26
________________________________________________________________________________________________________
Construction & Engineering — 0.0%(2)
________________________________________________________________________________________________________
Abengoa SA, Class A(3)	571,132	$12,444
Abengoa SA, Class B(3)	5,905,644	63,427
________________________________________________________________________________________________________
		$75,871
________________________________________________________________________________________________________
Consumer Finance — 1.0%
________________________________________________________________________________________________________
American Express Co.	140,775	$18,282,449
________________________________________________________________________________________________________
		$18,282,449
________________________________________________________________________________________________________
Containers & Packaging — 1.5%
________________________________________________________________________________________________________
Ball Corp.	178,956	$12,917,044
Packaging Corp. of America	156,787	15,012,355
________________________________________________________________________________________________________
		$27,929,399
________________________________________________________________________________________________________
Diversified Telecommunication Services — 3.2%
________________________________________________________________________________________________________
Verizon Communications, Inc.	984,348	$58,509,645
________________________________________________________________________________________________________
		$58,509,645
________________________________________________________________________________________________________
Electric Utilities — 4.3%
________________________________________________________________________________________________________
Edison International	258,528	$19,790,318
NextEra Energy, Inc.	220,083	59,026,261
________________________________________________________________________________________________________
		$78,816,579
________________________________________________________________________________________________________
Electrical Equipment — 1.3%
________________________________________________________________________________________________________
Eaton Corp. PLC	247,634	$23,393,984
________________________________________________________________________________________________________
		$23,393,984
________________________________________________________________________________________________________
Energy Equipment & Services — 0.8%
________________________________________________________________________________________________________
Schlumberger, Ltd.	426,327	$14,286,218
________________________________________________________________________________________________________
		$14,286,218
________________________________________________________________________________________________________
Entertainment — 2.6%
________________________________________________________________________________________________________
Walt Disney Co. (The)	347,457	$48,056,778
________________________________________________________________________________________________________
		$48,056,778
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 4.8%
________________________________________________________________________________________________________
AvalonBay Communities, Inc.	98,866	$21,423,274
Cousins Properties, Inc.	438,439	17,945,308
CubeSmart	775,602	24,563,315
Mid-America Apartment Communities, Inc.	178,530	24,496,101
________________________________________________________________________________________________________
		$88,427,998
________________________________________________________________________________________________________
Food Products — 1.9%
________________________________________________________________________________________________________
Mondelez International, Inc., Class A	619,001	$35,518,277
________________________________________________________________________________________________________
		$35,518,277
________________________________________________________________________________________________________
Health Care Equipment & Supplies — 4.1%
________________________________________________________________________________________________________
Abbott Laboratories	191,593	$16,695,414
Baxter International, Inc.	259,092	23,116,188
Medtronic PLC	308,323	35,592,807
________________________________________________________________________________________________________
		$75,404,409
________________________________________________________________________________________________________
Hotels, Restaurants & Leisure — 1.0%
________________________________________________________________________________________________________
Marriott International, Inc., Class A	98,626	$13,813,558
Starbucks Corp.	63,476	5,384,669
________________________________________________________________________________________________________
		$19,198,227
________________________________________________________________________________________________________
Household Durables — 0.8%
________________________________________________________________________________________________________
D.R. Horton, Inc.	250,438	$14,825,930
________________________________________________________________________________________________________
		$14,825,930
________________________________________________________________________________________________________
Household Products — 3.3%
________________________________________________________________________________________________________
Procter & Gamble Co. (The)	489,556	$61,008,469
________________________________________________________________________________________________________
		$61,008,469
________________________________________________________________________________________________________
Insurance — 2.6%
________________________________________________________________________________________________________
Allstate Corp. (The)	202,614	$24,017,864
American International Group, Inc.	168,527	8,470,167
Progressive Corp. (The)	186,815	15,074,102
________________________________________________________________________________________________________
		$47,562,133
________________________________________________________________________________________________________
Interactive Media & Services — 1.1%
________________________________________________________________________________________________________
Alphabet, Inc., Class C(3)	14,422	$20,684,465
________________________________________________________________________________________________________
		$20,684,465
________________________________________________________________________________________________________
IT Services — 2.2%
________________________________________________________________________________________________________
Cognizant Technology Solutions Corp., Class A	220,063	$13,507,467
Fidelity National Information Services, Inc.	187,294	26,906,656
________________________________________________________________________________________________________
		$40,414,123
________________________________________________________________________________________________________
Machinery — 3.6%
________________________________________________________________________________________________________
Gardner Denver Holdings, Inc.(3)	612,761	$21,636,591
Parker-Hannifin Corp.	128,837	25,212,113
Stanley Black & Decker, Inc.	119,374	19,019,859
________________________________________________________________________________________________________
		$65,868,563
________________________________________________________________________________________________________
Media — 0.6%
________________________________________________________________________________________________________
Fox Corp., Class A	326,052	$12,090,008
________________________________________________________________________________________________________
		$12,090,008
________________________________________________________________________________________________________
Metals & Mining — 1.0%
________________________________________________________________________________________________________
Steel Dynamics, Inc.	592,471	$17,703,033
________________________________________________________________________________________________________
		$17,703,033
________________________________________________________________________________________________________
Multi-Utilities — 2.9%
________________________________________________________________________________________________________
CMS Energy Corp.	364,744	$24,988,611
Sempra Energy	176,700	28,385,088
________________________________________________________________________________________________________
		$53,373,699
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 5.9%
________________________________________________________________________________________________________
ConocoPhillips	481,423	$28,610,969
EOG Resources, Inc.	158,495	11,555,871
Exxon Mobil Corp.	590,885	36,705,776
Phillips 66	272,657	24,912,670
Pioneer Natural Resources Co.	59,710	8,060,850
________________________________________________________________________________________________________
		$109,846,136
________________________________________________________________________________________________________
Personal Products — 1.2%
________________________________________________________________________________________________________
Estee Lauder Cos., Inc. (The), Class A	118,857	$23,196,132
________________________________________________________________________________________________________
		$23,196,132
________________________________________________________________________________________________________
Pharmaceuticals — 9.2%
________________________________________________________________________________________________________
Bristol-Myers Squibb Co.	530,354	$33,385,784
Elanco Animal Health, Inc.(3)	408,678	12,628,150
GlaxoSmithKline PLC ADR	563,418	26,367,962
Johnson & Johnson	258,241	38,444,338
Merck & Co., Inc.	115,223	9,844,653
Sanofi	264,309	25,489,515
Zoetis, Inc.	181,489	24,357,639
________________________________________________________________________________________________________
		$170,518,041
________________________________________________________________________________________________________
Road & Rail — 1.1%
________________________________________________________________________________________________________
CSX Corp.	272,102	$20,772,267
________________________________________________________________________________________________________
		$20,772,267
________________________________________________________________________________________________________
Semiconductors & Semiconductor Equipment — 2.1%
________________________________________________________________________________________________________
Intel Corp.	262,267	$16,766,729
NXP Semiconductors NV	70,360	8,925,870
QUALCOMM, Inc.	164,754	14,055,164
________________________________________________________________________________________________________
		$39,747,763
________________________________________________________________________________________________________
Specialty Retail — 2.9%
________________________________________________________________________________________________________
Best Buy Co., Inc.	120,493	$10,204,552
Home Depot, Inc. (The)	45,380	10,351,178
Lowe's Cos., Inc.	59,081	6,867,576
TJX Cos., Inc. (The)	305,106	18,013,458
Tractor Supply Co.	95,652	8,890,853
________________________________________________________________________________________________________
		$54,327,617
________________________________________________________________________________________________________
Technology Hardware, Storage & Peripherals — 1.5%
________________________________________________________________________________________________________
Apple, Inc.	89,355	$27,656,266
________________________________________________________________________________________________________
		$27,656,266
________________________________________________________________________________________________________
Textiles, Apparel & Luxury Goods — 1.1%
________________________________________________________________________________________________________
Lululemon Athletica, Inc.(3)	48,824	$11,687,977
Ralph Lauren Corp.	80,341	9,118,704
________________________________________________________________________________________________________
		$20,806,681
________________________________________________________________________________________________________
Total Common Stocks (identified cost $1,290,924,975)		$1,716,938,293
________________________________________________________________________________________________________
Preferred Stocks — 7.3%
Security	Shares	Value
________________________________________________________________________________________________________
Banks — 1.6%
________________________________________________________________________________________________________
AgriBank FCB, 6.875% to 1/1/24(1)(4)	92,513	$10,060,789
CoBank ACB, Series F, 6.25% to 10/1/22(1)(4)	78,033	8,388,547
Farm Credit Bank of Texas, 6.75% to 9/15/23(1)(4)(5)	13,800	1,497,300
Texas Capital Bancshares, Inc., 6.50%(1)	117,223	3,162,677
Wells Fargo & Co., Series Q, 5.85% to 9/15/23(4)	271,500	7,379,370
________________________________________________________________________________________________________
		$30,488,683
________________________________________________________________________________________________________
Electric Utilities — 1.7%
________________________________________________________________________________________________________
Duke Energy Corp., Series A, 5.75%	331,300	$9,359,225
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(1)	168,192	4,378,038
SCE Trust III, Series H, 5.75% to 3/15/24(4)	479,000	11,927,100
Southern Co. (The), 4.95%	258,000	6,576,420
________________________________________________________________________________________________________
		$32,240,783
________________________________________________________________________________________________________
Equity Real Estate Investment Trusts (REITs) — 0.6%
________________________________________________________________________________________________________
SITE Centers Corp., Series A, 6.375%(1)	250,625	$6,721,762
SITE Centers Corp., Series K, 6.25%(1)	41,325	1,072,384
Vornado Realty Trust, Series K, 5.70%(1)	146,527	3,783,327
________________________________________________________________________________________________________
		$11,577,473
________________________________________________________________________________________________________
Food Products — 0.8%
________________________________________________________________________________________________________
Dairy Farmers of America, Inc., 7.875%(1)(5)	94,450	$9,492,225
Ocean Spray Cranberries, Inc., 6.25%(1)(5)	57,835	5,031,645
________________________________________________________________________________________________________
		$14,523,870
________________________________________________________________________________________________________
Independent Power and Renewable Electricity Producers — 0.2%
________________________________________________________________________________________________________
Algonquin Power & Utilities Corp., Series 19-A, 6.20% to 7/1/24(4)	120,475	$3,474,800
________________________________________________________________________________________________________
		$3,474,800
________________________________________________________________________________________________________
Insurance — 0.3%
________________________________________________________________________________________________________
American Equity Investment Life Holding Co., Series A, 5.95% to 12/1/24(4)	216,900	$5,695,794
________________________________________________________________________________________________________
		$5,695,794
________________________________________________________________________________________________________
Multi-Utilities — 0.1%
________________________________________________________________________________________________________
DTE Energy Co., Series C, 5.25%(1)	59,547	$1,530,953
________________________________________________________________________________________________________
		$1,530,953
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 0.9%
________________________________________________________________________________________________________
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)(4)	733,275	$16,667,341
________________________________________________________________________________________________________
		$16,667,341
________________________________________________________________________________________________________
Pipelines — 0.4%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series C, 7.375% to 5/15/23(4)	210,000	$5,161,800
Energy Transfer Operating, L.P., Series E, 7.60% to 5/15/24(4)	108,840	2,742,768
________________________________________________________________________________________________________
		$7,904,568
________________________________________________________________________________________________________
Real Estate Management & Development — 0.7%
________________________________________________________________________________________________________
Brookfield Property Partners, L.P., Series A, 6.50%	185,075	$4,922,995
Brookfield Property Partners, L.P., Series A2, 6.375%	269,978	7,170,616
________________________________________________________________________________________________________
		$12,093,611
________________________________________________________________________________________________________
Total Preferred Stocks (identified cost $130,984,701)		$136,197,876
________________________________________________________________________________________________________
Corporate Bonds & Notes — 21.1%
Security	Principal Amount (000's omitted)*	Value
________________________________________________________________________________________________________
Air Freight & Logistics — 0.3%
________________________________________________________________________________________________________
Atlas Air Worldwide Holdings, Inc., 2.25%, 6/1/22 (Convertible)	6,600	$6,086,676
________________________________________________________________________________________________________
		$6,086,676
________________________________________________________________________________________________________
Automobiles — 0.6%
________________________________________________________________________________________________________
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(4)(6)	10,829	$10,908,214
________________________________________________________________________________________________________
		$10,908,214
________________________________________________________________________________________________________
Banks — 10.1%
________________________________________________________________________________________________________
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(4)(6)	13,700	$14,426,305
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29(4)(5)(6)	4,421	5,012,353
Banco Mercantil del Norte SA/Grand Cayman, 7.625% to 1/10/28(4)(5)(6)	2,101	2,358,950
Bank of America Corp., Series FF, 5.875% to 3/15/28(1)(4)(6)	15,185	17,000,595
Barclays PLC, 7.75% to 9/15/23(4)(6)	13,725	15,038,414
Citigroup, Inc., 5.95% to 1/30/23(4)(6)	3,850	4,111,762
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(4)(6)	12,050	13,089,975
Credit Suisse Group AG, 5.10% to 1/24/30(4)(5)(6)	4,800	4,854,000
Credit Suisse Group AG, 7.50% to 7/17/23(4)(5)(6)	10,607	11,694,695
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(4)(5)(6)	5,827	6,225,509
HSBC Holdings PLC, 6.375% to 9/17/24(4)(6)	10,805	11,744,441
ING Groep NV, 6.50% to 4/16/25(4)(6)	4,900	5,414,255
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(1)(4)(6)	25,858	28,549,947
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(4)(6)	11,145	12,509,427
Macquarie Bank, Ltd., 6.125% to 3/8/27(4)(5)(6)	1,624	1,726,856
Nordea Bank Abp, 6.125% to 9/23/24(4)(5)(6)	6,740	7,283,884
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(4)(6)	8,348	9,755,932
Societe Generale SA, 6.75% to 4/6/28(1)(4)(5)(6)	7,980	8,974,029
Truist Financial Corp., Series M, 5.125% to 12/15/27(1)(4)(6)	3,890	4,097,395
Zions Bancorp NA, 5.80% to 6/15/23(1)(4)(6)	2,743	2,850,635
________________________________________________________________________________________________________
		$186,719,359
________________________________________________________________________________________________________
Capital Markets — 2.2%
________________________________________________________________________________________________________
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(4)	5,450	$5,841,174
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(4)(6)	18,690	19,686,457
UBS Group AG, 6.875% to 8/7/25(1)(4)(6)(7)	13,656	15,341,656
________________________________________________________________________________________________________
		$40,869,287
________________________________________________________________________________________________________
Diversified Financial Services — 1.2%
________________________________________________________________________________________________________
Credito Real SAB de CV, 5.00%, 2/1/27(5)	EUR 3,330	3,951,248
Credito Real SAB de CV, 9.50%, 2/7/26(5)	3,420	$4,000,964
Discover Financial Services, Series C, 5.50% to 10/30/27(4)(6)	7,700	8,177,901
Textron Financial Corp., 3.645%, (3 mo. USD LIBOR + 1.735%), 2/15/67(1)(5)(8)	3,129	2,555,454
Unifin Financiera SAB de CV, 7.375%, 2/12/26(5)	2,410	2,542,182
________________________________________________________________________________________________________
		$21,227,749
________________________________________________________________________________________________________
Electric Utilities — 1.3%
________________________________________________________________________________________________________
AES Gener SA, 7.125% to 4/7/24, 3/26/79(4)(5)	6,130	$6,569,760
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(4)	5,475	6,306,899
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, 5/1/79(4)	6,305	7,065,692
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)(4)	4,320	4,525,982
________________________________________________________________________________________________________
		$24,468,333
________________________________________________________________________________________________________
Food Products — 0.9%
________________________________________________________________________________________________________
Land O' Lakes, Inc., 8.00%(1)(5)(6)	17,300	$17,473,000
________________________________________________________________________________________________________
		$17,473,000
________________________________________________________________________________________________________
Gas Utilities — 0.5%
________________________________________________________________________________________________________
NiSource, Inc., 5.65% to 6/15/23(4)(6)	9,015	$9,425,092
________________________________________________________________________________________________________
		$9,425,092
________________________________________________________________________________________________________
Multi-Utilities — 0.9%
________________________________________________________________________________________________________
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(6)	11,713	$12,482,485
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(1)(4)	4,430	4,830,762
________________________________________________________________________________________________________
		$17,313,247
________________________________________________________________________________________________________
Oil, Gas & Consumable Fuels — 2.4%
________________________________________________________________________________________________________
DCP Midstream, L.P., Series A, 7.375% to 12/15/22(4)(6)	11,560	$10,944,372
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(4)(6)	16,482	11,552,811
EQT Corp., 6.125%, 2/1/25	1,949	1,774,056
Gran Tierra Energy, Inc., 7.75%, 5/23/27(5)	6,670	6,497,597
Odebrecht Oil & Gas Finance, Ltd., 0.00%(1)(5)(6)	1	6
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(4)(6)	14,630	13,577,299
________________________________________________________________________________________________________
		$44,346,141
________________________________________________________________________________________________________
Pharmaceuticals — 0.3%
________________________________________________________________________________________________________
Teva Pharmaceutical Finance Netherlands III B.V., 6.00%, 4/15/24	5,780	$5,893,201
________________________________________________________________________________________________________
		$5,893,201
________________________________________________________________________________________________________
Pipelines — 0.4%
________________________________________________________________________________________________________
Energy Transfer Operating, L.P., Series A, 6.25% to 2/15/23(1)(4)(6)	6,691	$6,368,126
________________________________________________________________________________________________________
		$6,368,126
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $369,695,425)		$391,098,425
________________________________________________________________________________________________________
Exchange-Traded Funds — 3.2%
Security	Shares	Value
________________________________________________________________________________________________________
Equity Funds — 3.2%
________________________________________________________________________________________________________
First Trust Preferred Securities and Income ETF(1)	2,529,840	$51,178,663
iShares Russell 1000 Value ETF(1)	55,169	7,368,372
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $58,010,376)		$58,547,035
________________________________________________________________________________________________________
Short-Term Investments — 0.3%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(9)	4,763,437	$4,763,914
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $4,763,914)		$4,763,914
________________________________________________________________________________________________________
Total Investments — 124.6% (identified cost $1,854,379,391)		$2,307,545,543
________________________________________________________________________________________________________
Other Assets, Less Liabilities — (24.6)%		$(455,696,056)
________________________________________________________________________________________________________
Net Assets — 100.0%		$1,851,849,487
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security (or a portion thereof) has been segregated as collateral with the custodian for borrowings under the Credit Agreement.
(2)	Amount is less than 0.05%.
(3)	Non-income producing security.
(4)	Security converts to variable rate after the indicated fixed-rate coupon period.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $107,741,657 or 5.8% of the Fund's net assets.

(6)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $15,341,656 or 0.8% of the Fund's net assets.

(8)	Variable rate security. The stated dividend/interest rate represents the rate in effect at January 31, 2020.
(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Country Concentration of Portfolio
Country				Percentage of Total Investments		Value
United States				86.4%		$1,993,532,278
United Kingdom				3.3		75,416,176
France				1.5		34,463,544
Switzerland				1.4		31,890,351
Ireland				1.3		29,235,158
Mexico				0.8		17,865,697
Canada				0.7		16,279,296
Spain				0.6		14,502,176
Netherlands				0.6		14,340,125
Finland				0.3		7,283,884
Chile				0.3		6,569,760
Israel				0.2		5,893,201
Australia				0.1		1,726,856
Brazil				0.0	(1)	6
Exchange-Traded Funds				2.5		58,547,035
Total Investments				100.0%		$2,307,545,543

(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
USD	3,818,516	EUR	3,443,150	State Street Bank and Trust Company	2/28/20	$—	$(5,716)
___________________________________________________________________________________________________________
						$—	$(5,716)
___________________________________________________________________________________________________________
Abbreviations:
ADR	-	American Depositary Receipt
EUR	-	Euro
LIBOR	-	London Interbank Offered Rate
USD	-	United States Dollar

Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

At January 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund entered into forward foreign currency exchange contracts to seek to hedge against fluctuations in currency exchange rates.

At January 31, 2020, the value of the Fund’s investment in affiliated funds was $4,763,914, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$16,711,957	$90,072,544	$(102,024,781)	$4,918	$(724)	$4,763,914	$64,657	4,763,437

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:

Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Communication Services	$139,340,896	$—	$—	$139,340,896
Consumer Discretionary	109,158,455	—	—	109,158,455
Consumer Staples	153,655,549	—	—	153,655,549
Energy	124,132,354	—	—	124,132,354
Financials	370,400,861	—	—	370,400,861
Health Care	241,612,582	25,489,515	—	267,102,097
Industrials	179,003,324	75,871	—	179,079,195
Information Technology	107,818,152	—	—	107,818,152
Materials	45,632,458	—	—	45,632,458
Real Estate	88,427,998	—	—	88,427,998
Utilities	132,190,278	—	—	132,190,278
________________________________________________________________________________________________________
Total Common Stocks	$1,691,372,907	$25,565,386*	$—	$1,716,938,293
________________________________________________________________________________________________________
Preferred Stocks
Consumer Staples	$—	$14,523,870	$—	$14,523,870
Energy	24,571,909	—	—	24,571,909
Financials	16,237,841	19,946,636	—	36,184,477
Real Estate	23,671,084	—	—	23,671,084
Utilities	33,771,736	3,474,800	—	37,246,536
________________________________________________________________________________________________________
Total Preferred Stocks	$98,252,570	$37,945,306	$—	$136,197,876
________________________________________________________________________________________________________
Corporate Bonds & Notes	$—	$391,098,425	$—	$391,098,425
Exchange-Traded Funds	58,547,035	—	—	58,547,035
Short-Term Investments	—	4,763,914	—	4,763,914
________________________________________________________________________________________________________
Total Investments	$1,848,172,512	$459,373,031	$—	$2,307,545,543
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts	$—	$(5,716)	$—	$(5,716)
________________________________________________________________________________________________________
Total	$—	$(5,716)	$—	$(5,716)
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance

Tax-Advantaged Dividend Income Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.